MyDestination 2065 Fund Annual Fund Operating Expenses - MyDestination 2065 Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.67%	[1]
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.45% for the Institutional Class and 0.75% for the Investor Class (Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2027. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser as long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.